REVENUE (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
REVENUE
Gold	$ 5,797,899
Silver	9,074
Total revenue	$ 5,806,973
One major customer
REVENUE
Percentage of entity revenue	100.00%